UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23997

Tortoise Capital Series Trust

(Exact name of registrant as specified in charter)

5901 College Boulevard Suite 400

Overland Park, KS 66211

(Address of principal executive offices) (Zip code)

Tom Florence, President

Tortoise Capital Series Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(913) 981-1020

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2026

Date of reporting period: 5/31/2026

Item 1. Reports to Stockholders.

(a)

Tortoise AI Infrastructure ETF
TCAI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise AI Infrastructure ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise AI Infrastructure ETF	$44	0.65%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$241,225,056
Number of Holdings	44
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

- United States Connectivity Infrastructure (46.0%)
- United States Data Center Infrastructure (21.9%)
- United States Electrical Infrastructure (9.6%)
- United States Power (8.5%)
- United States Mechanical Infrastructure (4.5%)
- Europe Electrical Infrastructure (3.9%)
- United States Natural Gas/Natural Gas Liquids Pipelines (2.6%)
- United States Oil and Gas Production (1.9%)
- United States Electrical Components (0.6%)
- Cash & Other (0.5%)

Top 10 Issuers	(%)
Dell Technologies, Inc.	8.9%
Micron Technology, Inc.	7.6%
Seagate Technology Holdings PLC	5.7%
Western Digital Corp.	5.1%
Ciena Corp.	5.1%
Vertiv Holdings Co.	4.5%
Quanta Services, Inc.	3.6%
Sandisk Corp.	3.5%
MYR Group, Inc.	3.3%
nVent Electric PLC	3.2%
*	Percentages are stated as a percent of net assets.
Tortoise AI Infrastructure ETF	PAGE 1	TSR-SAR-890930803

MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise AI Infrastructure ETF	PAGE 2	TSR-SAR-890930803

Tortoise Electrification Infrastructure ETF
TPZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Electrification Infrastructure ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise Electrification Infrastructure ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$128,597,452
Number of Holdings	32
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

United States Renewables and Power Infrastructure (39.4%)
United States Natural Gas/Natural Gas Liquids Pipelines (34.2%)
United States Local Distribution Companies (6.5%)
Canada Natural Gas/Natural Gas Liquids Pipelines (5.3%)
United States Refined Product Pipelines (4.4%)
United States Natural Gas Gathering/Processing (2.5%)
Canada Crude Oil Pipelines (2.3%)
United States Electrical Infrastructure (1.9%)
Canada Natural Gas Infrastructure (1.1%)
Cash & Other (2.4%)

Top 10 Issuers	(%)
Energy Transfer LP	7.2%
Entergy Corp.	5.9%
Targa Resources Corp.	5.6%
Clearway Energy, Inc.	5.6%
The Williams Companies, Inc.	5.4%
TC Energy Corporation	5.3%
Cheniere Energy, Inc.	4.7%
Constellation Energy Corp.	4.5%
MPLX LP	4.4%
Vistra Corp.	4.0%
*	Percentages are stated as a percent of net assets.
Tortoise Electrification Infrastructure ETF	PAGE 1	TSR-SAR-890930100

MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Electrification Infrastructure ETF	PAGE 2	TSR-SAR-890930100

Tortoise Energy ETF
TNGY (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Energy ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-energy-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise Energy ETF	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$531,975,200
Number of Holdings	26
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

United States Oil & Gas Production (31.5%)
United States Refined Product Pipelines (22.3%)
United States Natural Gas/Natural Gas Liquids Pipelines (19.6%)
United States Renewables and Power Infrastructure (9.8%)
United States Natural Gas Pipelines (8.5%)
United States Crude Oil Pipelines (4.4%)
United States Oilfield Services (1.8%)
United States Equipment/Services (1.3%)
Cash & Other (0.8%)

Top 10 Issuers	(%)
Marathon Petroleum Corporation	7.8%
Valero Energy Corporation	7.6%
Constellation Energy Corp.	6.4%
EQT Corporation	6.0%
Energy Transfer LP	5.4%
The Williams Companies, Inc.	5.3%
Occidental Petroleum Corporation	5.1%
Cheniere Energy, Inc.	4.9%
Diamondback Energy, Inc.	4.8%
Plains GP Holdings L.P.	4.4%
*	Percentages are stated as a percent of net assets.
Tortoise Energy ETF	PAGE 1	TSR-SAR-890930209

NAME CHANGE
Effective March 30, 2026, the Fund’s name changed from Tortoise Energy Fund to Tortoise Energy ETF.
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-energy-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy ETF	PAGE 2	TSR-SAR-890930209

Tortoise Global Water ETF
TBLU (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Global Water ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-global-water-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise Global Water ETF	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$52,855,702
Number of Holdings	60
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

- United States Equipment/Services (18.8%)
- United States Water Utilities (15.8%)
- United Kingdom Water Equipment/Services (11.1%)
- United Kingdom Water Infrastructure (8.2%)
- France Water Infrastructure (8.2%)
- United States Water Treatment (7.1%)
- Switzerland Water Management (7.0%)
- Japan Water Equipment/Services (4.6%)
- Switzerland Water Equipment/Services (4.3%)
- Cash & Other (14.9%)

Top 10 Issuers	(%)
Veolia Environnement SA	8.2%
Ferguson Enterprises, Inc.	7.6%
Ecolab Inc.	7.1%
American Water Works Co., Inc.	7.1%
Geberit AG	7.0%
Xylem, Inc.	6.9%
IDEX Corporation	4.5%
United Utilities Group PLC	4.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.0%
Veralto Corp.	3.7%
*	Percentages are stated as a percent of net assets.
Tortoise Global Water ETF	PAGE 1	TSR-SAR-890930407

NAME CHANGE
Effective March 30, 2026, the Fund’s name changed from Tortoise Global Water Fund to Tortoise Global Water ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-global-water-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Global Water ETF	PAGE 2	TSR-SAR-890930407

Tortoise MLP ETF
TMLP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise MLP ETF for the period of December 22, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-mlp-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Tortoise MLP ETF	$24	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$41,598,984
Number of Holdings[1]	3
Portfolio Turnover	0%
1	The Fund obtains substantially all of its investment exposure to MLP securities through an index total return swap rather than direct ownership of MLP securities. As a result, the Fund’s portfolio holdings consist primarily of U.S. Treasury securities held as collateral to support the swap and do not reflect the Fund’s synthetic exposure to the underlying MLP index.
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top Issuers	(%)
United States Treasury Bill	94.5%
Hess Midstream LP	5.5%
TORTOISE MLP TOTAL RETURN INDEX	-1.6%
*	Percentages are stated as a percent of net assets.
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Tortoise MLP ETF	PAGE 1	TSR-SAR-890930886

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-mlp-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise MLP ETF	PAGE 2	TSR-SAR-890930886

Tortoise North American Pipeline ETF
TPYP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise North American Pipeline ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-north-american-pipeline-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise North American Pipeline ETF	$22	0.40%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$838,261,553
Number of Holdings	45
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

- United States Natural Gas/Natural Gas Liquids Pipelines (44.0%)
- United States Local Distribution Companies (14.8%)
- Canada Natural Gas/Natural Gas Liquids Pipelines (14.0%)
- Canada Crude Oil Pipelines (13.7%)
- United States Natural Gas Gathering/Processing (6.9%)
- United States Refined Product Pipelines (3.5%)
- United States Crude Oil Pipelines (2.2%)
- Cash & Other (0.9%)

Top 10 Issuers	(%)
TC Energy Corporation	7.9%
Enbridge, Inc.	7.7%
The Williams Companies, Inc.	7.2%
Kinder Morgan, Inc.	7.1%
ONEOK, Inc.	6.5%
Cheniere Energy, Inc.	6.0%
Targa Resources Corp.	4.3%
Pembina Pipeline Corporation	4.2%
Energy Transfer LP	4.1%
NiSource Inc.	4.0%
*	Percentages are stated as a percent of net assets.
Tortoise North American Pipeline ETF	PAGE 1	TSR-SAR-890930308

NAME CHANGE
Effective March 30, 2026, the Fund’s name changed from Tortoise North American Pipeline Fund to Tortoise North American Pipeline ETF.
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-north-american-pipeline-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise North American Pipeline ETF	PAGE 2	TSR-SAR-890930308

Tortoise Nuclear Renaissance ETF
TNUK (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Nuclear Renaissance ETF for the period of December 17, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-nuclear-renaissance-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Tortoise Nuclear Renaissance ETF	$35	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,102,074
Number of Holdings	26
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

United States Industrials (20.9%)
United States Power (20.7%)
United States Nuclear Energy (19.6%)
South Korea Construction & Engineering (6.9%)
United States Construction & Engineering (6.2%)
United Kingdom Industrials (4.8%)
Europe Power (4.5%)
Canada Construction & Engineering (4.1%)
United States Energy Technology (3.5%)
Cash & Other (8.8%)

Top 10 Issuers	(%)
Curtiss-Wright Corp.	8.1%
Cameco Corp.	7.4%
Doosan Enerbility Co. Ltd.	6.9%
Talen Energy Corp.	6.9%
BWX Technologies, Inc.	6.6%
Mirion Technologies, Inc.	6.2%
Rolls-Royce Holdings PLC	4.8%
Uranium Energy Corp.	4.8%
Public Service Enterprise Group, Inc.	4.7%
Vistra Corp.	4.7%
*	Percentages are stated as a percent of net assets.
Tortoise Nuclear Renaissance ETF	PAGE 1	TSR-SAR-890930878

MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/etf/tortoise-nuclear-renaissance-etf/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Nuclear Renaissance ETF	PAGE 2	TSR-SAR-890930878

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tortoise Capital Series Trust
TORTOISE AI INFRASTRUCTURE ETF
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
TORTOISE ENERGY ETF
TORTOISE GLOBAL WATER ETF
Tortoise MLP ETF
TORTOISE NORTH AMERICAN PIPELINE ETF
Tortoise Nuclear Renaissance ETF
Core Financial Statements
May 31, 2026

TORTOISE AI INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Europe Electrical Infrastructure - 3.9%
Infineon Technologies AG - ADR	48,502	$4,642,126
Schneider Electric SE	14,809	4,662,899
		9,305,025
United States Connectivity Infrastructure - 46.0%
Arista Networks, Inc.(a)	25,671	4,093,754
Celestica, Inc.(a)	2,694	1,038,241
Ciena Corp.(a)	21,122	12,255,618
Coherent Corp.(a)	6,361	2,299,311
Credo Technology Group Holding Ltd.(a)	30,875	7,287,426
Dell Technologies, Inc. - Class C	51,032	21,479,879
Lumentum Holdings, Inc.(a)	2,396	2,048,484
Micron Technology, Inc.	18,888	18,340,248
nVent Electric PLC	45,761	7,641,629
Sandisk Corp.(a)	4,920	8,339,302
Seagate Technology Holdings PLC	15,759	13,864,768
Western Digital Corp.	23,261	12,356,476
		111,045,136
United States Data Center Infrastructure - 21.9%
Cipher Digital, Inc.(a)	245,487	5,805,768
Core Scientific, Inc.(a)	204,372	5,487,388
Hut 8 Corp.(a)	32,699	4,081,816
IREN Ltd.(a)	105,221	6,685,742
MasTec, Inc.(a)	15,256	5,772,413
Modine Manufacturing Co.(a)	11,179	3,117,935
Nebius Group NV(a)	16,128	3,727,020
Primoris Services Corp.	24,624	3,097,207
Quanta Services, Inc.	12,091	8,605,527
Terawulf, Inc.(a)	250,336	6,398,588
		52,779,404
United States Electrical Components - 0.6%
NVIDIA Corp.	6,728	1,420,550
United States Electrical Infrastructure - 9.6%
Amphenol Corp. - Class A	17,883	2,660,275
Caterpillar, Inc.	2,273	1,990,853
Cummins, Inc.	1,817	1,174,927
Dycom Industries, Inc.(a)	10,499	5,354,490
GE Vernova, Inc.	2,766	2,678,373
MYR Group, Inc.(a)	17,017	7,913,926
Siemens Energy AG	7,214	1,373,566
		23,146,410
United States Mechanical Infrastructure - 4.5%
Vertiv Holdings Co. - Class A	34,075	10,757,818
United States Natural Gas/Natural Gas Liquids Pipelines - 2.0%
DT Midstream, Inc.	10,297	1,441,374
The Williams Companies, Inc.	49,254	3,516,243
		4,957,617

	Shares	Value
United States Oil and Gas Production - 1.9%
EQT Corp.	84,055	$4,617,141
United States Power - 8.5%
Constellation Energy Corp.	22,547	6,487,899
Entergy Corp.	21,502	2,344,793
Evergy, Inc.	37,258	3,056,647
NRG Energy, Inc.	34,002	4,558,988
Talen Energy Corp.(a)	3,583	1,385,905
Vistra Corp.	17,010	2,725,512
		20,559,744
TOTAL COMMON STOCKS (Cost $169,183,035)		238,588,845

	Units
MASTER LIMITED PARTNERSHIPS - 0.6%
United States Natural Gas/Natural Gas Liquids Pipelines - 0.6%
Energy Transfer LP	83,180	1,594,561
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,475,830)		1,594,561

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.55%(b)	863,124	863,124
TOTAL MONEY MARKET FUNDS (Cost $863,124)		863,124
TOTAL INVESTMENTS - 99.9% (Cost $171,521,989)		$241,046,530
Other Assets in Excess of Liabilities - 0.1%		178,526
TOTAL NET ASSETS - 100.0%		$241,225,056

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.3%
Canada Crude Oil Pipelines - 2.3%
Enbridge, Inc.	54,273	$2,970,904
Canada Natural Gas Infrastructure - 1.1%
Rockpoint Gas Storage, Inc. - Class A	67,582	1,444,142
Canada Natural Gas/Natural Gas Liquids Pipelines - 5.3%
TC Energy Corp.	101,988	6,794,441
United States Cooling - 0.9%
Vertiv Holdings Co. - Class A	3,638	1,148,553
United States Electrical Infrastructure - 1.9%
MasTec, Inc.(a)	3,121	1,180,893
Quanta Services, Inc.	1,723	1,226,311
		2,407,204
United States Local Distribution Companies - 6.5%
CenterPoint Energy, Inc.	109,836	4,641,669
NiSource, Inc.	79,199	3,660,578
		8,302,247
United States Natural Gas Gathering/Processing - 1.1%
Hess Midstream Partners LP - Class A	37,775	1,416,562
United States Natural Gas/Natural Gas Liquids Pipelines - 23.8%
Cheniere Energy, Inc.	27,148	6,104,499
DT Midstream, Inc.	33,545	4,695,629
ONEOK, Inc.	53,976	4,530,745
Targa Resources Corp.	28,461	7,259,547
The Williams Companies, Inc.	97,592	6,967,093
Venture Global, Inc. - Class A	91,639	1,103,334
		30,660,847
United States Renewables and Power Infrastructure - 39.4%
American Electric Power Co., Inc.	24,752	3,135,336
Clearway Energy, Inc. - Class C	175,012	7,203,494
Constellation Energy Corp.	20,246	5,825,786
DTE Energy Co.	21,332	3,047,703
Entergy Corp.	69,252	7,551,930
NextEra Energy, Inc.	44,086	3,835,923
NRG Energy, Inc.	34,337	4,603,905
Sempra Energy	43,787	3,902,735
Solaris Energy Infrastructure, Inc.	15,937	1,108,259
Talen Energy Corp.(a)	3,956	1,530,181
Vistra Corp.	31,857	5,104,447
WEC Energy Group, Inc.	34,133	3,790,470
		50,640,169
TOTAL COMMON STOCKS (Cost $94,201,296)		105,785,069

	Units	Value
MASTER LIMITED PARTNERSHIPS - 16.2%
United States Natural Gas Gathering/Processing - 1.4%
Western Midstream Partners LP	42,293	$1,813,101
United States Natural Gas/Natural Gas Liquids Pipelines - 10.4%
Energy Transfer LP	484,505	9,287,961
Enterprise Products Partners LP	111,680	4,108,707
		13,396,668
United States Refined Product Pipelines - 4.4%
MPLX LP	104,165	5,692,617
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,727,968)		20,902,386

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.55%(b)	1,844,634	1,844,634
TOTAL MONEY MARKET FUNDS (Cost $1,844,634)		1,844,634
TOTAL INVESTMENTS - 99.9% (Cost $108,773,898)		$128,532,089
Other Assets in Excess of Liabilities - 0.1%		65,363
TOTAL NET ASSETS - 100.0%		$128,597,452

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

TORTOISE ENERGY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.4%
United States Crude Oil Pipelines - 4.4%
Plains GP Holdings L.P.	953,169	$23,209,665
United States Equipment/Services - 1.3%
ProPetro Holding Corp.(a)	474,856	7,246,303
United States Natural Gas/Natural Gas Liquids Pipelines - 19.6%
Cheniere Energy, Inc.	115,334	25,934,003
ONEOK, Inc.	264,798	22,227,144
Targa Resources Corp.	90,965	23,202,443
The Williams Companies, Inc.	398,309	28,435,279
Venture Global, Inc. - Class A	393,416	4,736,729
		104,535,598
United States Oil & Gas Production - 31.5%
Antero Resources Corporation(a)	502,097	17,949,968
Chevron Corporation	77,050	14,058,543
Devon Energy Corporation	446,170	19,850,121
Diamondback Energy, Inc.	132,688	25,407,098
EQT Corporation	581,606	31,947,618
Expand Energy Corp.	141,262	13,134,541
Occidental Petroleum Corporation	480,671	27,220,399
Ovintiv, Inc.	318,862	17,869,026
		167,437,314
United States Oilfield Services - 1.8%
Halliburton Company	241,523	9,383,168
United States Refined Product Pipelines - 18.0%
Marathon Petroleum Corporation	166,914	41,523,196
Phillips 66	79,057	13,904,545
Valero Energy Corporation	164,595	40,296,148
		95,723,889
United States Renewables and Power Infrastructure - 9.8%
Constellation Energy Corp.	117,998	33,953,925
Solaris Energy Infrastructure, Inc.	70,339	4,891,374
Vistra Corp.	82,571	13,230,351
		52,075,650
TOTAL COMMON STOCKS (Cost $347,100,857)		459,611,587

	Units	Value
MASTER LIMITED PARTNERSHIPS - 12.8%
United States Natural Gas Pipelines - 8.5%
Energy Transfer LP	1,510,595	$28,958,106
Enterprise Products Partners LP	447,055	16,447,153
		45,405,259
United States Refined Product Pipelines - 4.3%
MPLX LP	416,363	22,754,238
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $28,145,213)		68,159,497

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.55%(b)	3,698,711	3,698,711
TOTAL MONEY MARKET FUNDS (Cost $3,698,711)		3,698,711
TOTAL INVESTMENTS - 99.9% (Cost $378,944,781)		$531,469,795
Other Assets in Excess of Liabilities - 0.1%		505,405
TOTAL NET ASSETS - 100.0%		$531,975,200

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

TORTOISE GLOBAL WATER ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Canada Water Infrastructure - 2.5%
Stantec, Inc.	17,648	$1,333,473
France Water Infrastructure - 8.2%
Veolia Environnement SA	106,932	4,331,710
Hong Kong Water Equipment/Services - 0.2%
China Lesso Group Holdings Ltd.	134,000	78,995
Hong Kong Water Infrastructure - 1.3%
Beijing Enterprises Water Group Ltd.	638,000	221,435
CT Environmental Group Limited(a)(b)	118,443	0
Guangdong Investment Limited	424,000	451,760
		673,195
Japan Water Equipment/Services - 4.6%
Kitz Corp.	12,400	174,168
Kurita Water Industries Ltd.	16,600	912,315
Lixil Corp.	44,600	472,281
Miura Co. Ltd.	17,500	354,033
Nomura Micro Science Co. Ltd.	5,000	144,099
Rinnai Corp.	17,100	364,300
		2,421,196
Japan Water Infrastructure - 1.2%
METAWATER Co, Ltd.	3,900	87,053
Organo Corp.	4,000	400,841
Oyo Corporation	2,900	52,314
Tsukishima Holdings Co. Ltd.	5,800	97,052
		637,260
Switzerland Water Equipment/Services - 4.3%
Belimo Holding AG(b)	1,522	1,612,573
Georg Fischer AG	11,928	663,524
		2,276,097
Switzerland Water Management - 7.0%
Geberit AG	5,635	3,706,372
United Kingdom Water Equipment/ Services - 11.1%
Ferguson Enterprises, Inc.	17,987	4,042,812
Genuit Group PLC	38,873	136,633
Pentair PLC	23,890	1,692,368
		5,871,813
United Kingdom Water Infrastructure - 8.2%
Pennon Group PLC	73,021	507,418
Severn Trent PLC	40,992	1,639,548
United Utilities Group PLC	122,052	2,209,086
		4,356,052
United States Equipment/Services - 18.8%
Advanced Drainage Systems, Inc.	6,044	841,083
Energy Recovery Inc.(b)	4,467	36,495
Fortune Brands Innovations, Inc.	10,131	394,501

	Shares	Value
Franklin Electric Co., Inc.	3,228	$317,571
Hayward Holdings, Inc.(b)	16,825	237,401
IDEX Corporation	11,162	2,353,284
Select Water Solutions, Inc.	9,504	170,407
Veralto Corp.	23,759	1,953,703
Xylem, Inc.	33,269	3,644,286
		9,948,731
United States Water Equipment/ Services - 1.2%
Primo Brands Corp.	20,967	519,982
WaterBridge Infrastructure LLC - Class A	2,992	87,516
		607,498
United States Water Infrastructure - 2.8%
Middlesex Water Company	1,546	81,211
Mueller Water Products, Inc. - Class A	13,188	332,470
NWPX Infrastructure, Inc.(b)	810	95,548
Onterris, Inc.(b)	2,771	44,364
Otter Tail Corp.	3,534	306,256
Tetra Tech, Inc.	21,994	604,615
York Water Co.	1,217	36,388
		1,500,852
United States Water Management - 4.3%
A.O. Smith Corporation	9,481	537,762
Badger Meter, Inc.	2,485	307,892
Cadiz Inc.(b)	4,696	22,916
Lindsay Corporation	882	96,394
Watts Water Technologies, Inc. - Class A	2,313	714,671
Zurn Elkay Water Solutions Corp.	12,519	588,393
		2,268,028
United States Water Treatment - 7.1%
Ecolab Inc.	14,695	3,761,920
United States Water Utilities - 15.8%
American States Water Company	3,265	252,287
American Water Works Co., Inc.	30,299	3,734,958
California Water Service Group	5,025	226,627
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	379,605	2,095,420
Consolidated Water Co. Ltd.	1,263	38,117
Core & Main, Inc. - Class A(b)	15,922	787,343
Essential Utilities, Inc.	23,864	880,343
Gorman-Rupp Co.	1,753	131,387
H2O America	3,150	182,164
		8,328,646
TOTAL COMMON STOCKS (Cost $49,529,463)		52,101,838

The accompanying notes are an integral part of these financial statements.

4

TORTOISE GLOBAL WATER ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.55%(c)	422,195	$422,195
TOTAL MONEY MARKET FUNDS (Cost $422,195)		422,195
TOTAL INVESTMENTS - 99.4% (Cost $49,951,658)		$52,524,033
Other Assets in Excess of Liabilities - 0.6%		331,669
TOTAL NET ASSETS - 100.0%		$52,855,702

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

TORTOISE MLP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 5.6%
United States Natural Gas Gathering/Processing - 5.6%
Hess Midstream LP - Class A	61,557	$2,308,387
TOTAL COMMON STOCKS (Cost $1,879,885)		2,308,387

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 94.5%
3.62%, 07/14/2026(a)(c)	$39,500,000	39,329,466
TOTAL U.S. TREASURY BILLS (Cost $39,330,242)		39,329,466
TOTAL INVESTMENTS - 100.1% (Cost $41,210,127)		$41,637,853
Money Market Deposit Account - 1.5%(b)		624,117
Liabilities in Excess of Other Assets - (1.6)%		(662,986)
TOTAL NET ASSETS - 100.0%		$41,598,984

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	The rate shown is the annualized yield as of May 31, 2026.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2026 was 2.56%.

(c)	All or a portion of this security was pledged as collateral for swap contracts as of May 31, 2026. The fair value of these securities was $20,212,304.
The accompanying notes are an integral part of these financial statements.

6

TORTOISE MLP ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
May 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
TORTOISE MLP TOTAL RETURN INDEX	Goldman Sachs	Receive	OBFR + 1.10%	Termination	03/06/2031	$38,676,140	$(656,640)
Net Unrealized Appreciation (Depreciation)							$(656,640)

There are no upfront payments or receipts associated with total return swaps in the Fund as of May 31, 2026.
OBFR - Overnight Bank Funding Rate was 3.62% as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

TORTOISE NORTH AMERICAN PIPELINE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.2%
Canada Crude Oil Pipelines - 13.7%
Enbridge, Inc.	1,176,833	$64,419,839
Gibson Energy, Inc.	397,547	8,203,831
Pembina Pipeline Corporation	756,017	35,265,987
South Bow Corp.	207,794	7,472,272
		115,361,929
Canada Natural Gas/Natural Gas Liquids Pipelines - 14.0%
AltaGas Ltd.	721,920	28,093,430
Keyera Corp.	531,759	22,058,751
Rockpoint Gas Storage, Inc. - Class A	31,868	680,979
TC Energy Corp.	999,882	66,612,139
		117,445,299
United States Crude Oil Pipelines - 0.6%
Plains GP Holdings LP	197,447	4,807,835
United States Local Distribution Companies - 14.8%
Atmos Energy Corporation	182,657	30,892,778
Chesapeake Utilities Corporation	54,845	6,763,485
New Jersey Resources Corporation	233,885	12,922,146
NiSource Inc.	727,723	33,635,357
Northwest Natural Holding Co.	96,276	4,668,423
ONE Gas, Inc.	139,166	10,818,765
Southwest Gas Corporation	149,007	12,845,894
Spire Inc.	137,072	11,275,543
		123,822,391
United States Natural Gas Gathering/ Processing - 5.4%
Antero Midstream Corp.	768,060	16,098,538
Archrock, Inc.	406,732	13,621,455
Hess Midstream LP - Class A	129,115	4,841,812
Kinetik Holdings, Inc.	105,420	4,844,049
Kodiak Gas Services, Inc.	93,177	6,228,882
		45,634,736
United States Natural Gas/Natural Gas Liquids Pipelines - 35.7%
Cheniere Energy, Inc.	222,932	50,128,489
DT Midstream, Inc.	101,436	14,199,011
Excelerate Energy, Inc. - Class A	23,981	789,934
Kinder Morgan, Inc.	1,908,934	59,329,669
National Fuel Gas Company	220,359	17,022,733
New Fortress Energy, Inc.(a)	280,864	157,509
ONEOK, Inc.	651,187	54,660,637
Targa Resources Corp.	142,418	36,326,559
The Williams Companies, Inc.	848,730	60,590,835
Venture Global, Inc. - Class A	478,408	5,760,032
		298,965,408
TOTAL COMMON STOCKS (Cost $506,734,830)		706,037,598

	Units	Value
MASTER LIMITED PARTNERSHIPS - 14.9%
United States Crude Oil Pipelines - 1.6%
Delek Logistics Partners LP	18,683	$922,567
Genesis Energy LP	111,182	1,671,065
Plains All American Pipeline LP	464,569	10,420,283
		13,013,915
United States Natural Gas Gathering/ Processing - 1.5%
USA Compression Partners LP	74,513	2,051,343
Western Midstream Partners LP	241,418	10,349,589
		12,400,932
United States Natural Gas/Natural Gas Liquids Pipelines - 8.3%
Cheniere Energy Partners LP	38,656	2,283,410
Energy Transfer LP	1,795,584	34,421,345
Enterprise Products Partners LP	905,083	33,298,004
		70,002,759
United States Refined Product Pipelines - 3.5%
CrossAmerica Partners LP	18,249	394,543
Global Partners LP	29,869	1,413,999
MPLX LP	376,193	20,558,948
Sunoco LP	107,677	6,992,544
		29,360,034
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $80,757,042)		124,777,640

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.55%(b)	6,653,875	6,653,875
TOTAL MONEY MARKET FUNDS (Cost $6,653,875)		6,653,875
TOTAL INVESTMENTS - 99.9% (Cost $594,145,747)		$837,469,113
Other Assets in Excess of Liabilities - 0.1%		792,440
TOTAL NET ASSETS - 100.0%		$838,261,553

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

8

TORTOISE NUCLEAR RENAISSANCE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Canada Construction & Engineering - 4.1%
AtkinsRealis Group, Inc.	1,430	$85,842
Europe Power - 4.5%
Fortum Oyj	4,023	94,083
South Korea Construction & Engineering - 6.9%
Doosan Enerbility Co. Ltd.(a)	2,070	145,051
United Kingdom Industrials - 4.8%
Rolls-Royce Holdings PLC - ADR	5,579	100,143
United Kingdom Nuclear Energy - 2.3%
NAC Kazatomprom JSC - GDR	667	48,224
United States Construction & Engineering - 6.2%
Amentum Holdings, Inc.(a)	3,744	86,973
Jacobs Solutions, Inc.	368	44,109
		131,082
United States Electrical Infrastructure - 1.4%
GE Vernova, Inc.	31	30,018
United States Energy Technology - 3.5%
NuScale Power Corp.(a)	2,850	36,109
Oklo, Inc.(a)	554	37,052
		73,161
United States Industrials - 20.9%
BWX Technologies, Inc.	711	139,271
Curtiss-Wright Corp.	228	170,455
Mirion Technologies, Inc.(a)	7,114	130,044
		439,770
United States Nuclear Energy - 19.6%
Cameco Corp.	1,388	156,428
Centrus Energy Corp. - Class A(a)	485	88,498
Denison Mines Corp.(a)	6,562	22,836
Energy Fuels, Inc.(a)	957	17,436
NexGen Energy Ltd.(a)	2,328	26,912
Uranium Energy Corp.(a)	7,255	99,901
		412,011
United States Power - 20.7%
Constellation Energy Corp.	328	94,382
Public Service Enterprise Group, Inc.	1,263	99,335
Talen Energy Corp.(a)	373	144,276
Vistra Corp.	613	98,221
		436,214
TOTAL COMMON STOCKS (Cost $2,008,690)		1,995,599

	Shares	Value
EXCHANGE TRADED FUNDS - 4.6%
Range Nuclear Renaissance Index ETF	727	$52,584
VanEck Uranium and Nuclear ETF	322	42,922
TOTAL EXCHANGE TRADED FUNDS (Cost $96,330)		95,506
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.55%(b)	10,559	10,559
TOTAL MONEY MARKET FUNDS (Cost $10,559)		10,559
TOTAL INVESTMENTS - 100.0% (Cost $2,115,579)		$2,101,664
Other Assets in Excess of Liabilities - 0.0%(c)		410
TOTAL NET ASSETS - 100.0%		$2,102,074

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

TORTOISE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

	Tortoise AI Infrastructure ETF	Tortoise Electrification Infrastructure ETF	Tortoise Energy ETF	Tortoise Global Water ETF	Tortoise MLP ETF
ASSETS:
Investments, at value	$241,046,530	$128,532,089	$531,469,795	$52,524,033	$41,637,853
Receivable for fund shares sold	25,338,137	—	—	—	—
Dividends receivable	55,321	144,598	845,904	163,517	—
Dividend tax reclaims receivable	5,848	16,042	35,510	134,841	4,560
Interest receivable	—	—	—	—	8,079
Cash	—	1,104	529,158	5,486	—
Cash - interest bearing deposit account	—	—	—	—	624,117
Foreign currency, at value	—	—	—	46,064	—
Total assets	266,445,836	128,693,833	532,880,367	52,873,941	42,274,609
LIABILITIES:
Payable for investments purchased	24,070,053	—	—	—	—
Payable to custodian	1,053,752	—	—	—	404
Payable to Adviser	96,975	96,309	401,267	18,239	18,581
Payable for swap contracts	—	—	—	—	656,640
Payable for fund shares redeemed	—	—	503,900	—	—
Payable for transaction fee	—	72	—	—	—
Total liabilities	25,220,780	96,381	905,167	18,239	675,625
NET ASSETS	$241,225,056	$128,597,452	$531,975,200	$52,855,702	$41,598,984
Net Assets Consist of:
Paid-in capital	$173,114,656	$368,980,018	$663,182,696	$57,664,502	$23,463,207
Total distributable earnings/ (accumulated losses)	68,110,400	(240,382,566)	(131,207,496)	(4,808,800)	18,135,777
Total net assets	$241,225,056	$128,597,452	$531,975,200	$52,855,702	$41,598,984
Net assets	$241,225,056	$128,597,452	$531,975,200	$52,855,702	$41,598,984
Shares issued and outstanding (unlimited shares authorized without par value)	4,470,000	5,915,699	53,330,822	1,060,000	1,467,000
Net asset value per share	$53.97	$21.74	$9.98	$49.86	$28.36
Cost:
Investments, at cost	$171,521,989	$108,773,898	$378,944,781	$49,951,658	$41,210,127
Foreign currency, at cost	$—	$—	$—	$46,167	$—

The accompanying notes are an integral part of these financial statements.

10

TORTOISE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)(Continued)

	Tortoise North American Pipeline ETF	Tortoise Nuclear Renaissance ETF
ASSETS:
Investments, at value	$837,469,113	$2,101,664
Dividends receivable	1,007,249	1,026
Dividend tax reclaims receivable	82,349	806
Receivable for investments sold	—	9,633
Total assets	838,558,711	2,113,129
LIABILITIES:
Payable to Adviser	297,158	1,360
Payable for investments purchased	—	9,695
Total liabilities	297,158	11,055
NET ASSETS	$838,261,553	$2,102,074
Net Assets Consist of:
Paid-in capital	$575,162,410	$2,102,126
Total distributable earnings/(accumulated losses)	263,099,143	(52)
Total net assets	$838,261,553	$2,102,074
Net assets	$838,261,553	$2,102,074
Shares issued and outstanding (unlimited shares authorized without par value)	20,270,000	80,000
Net asset value per share	$41.35	$26.28
Cost:
Investments, at cost	$594,145,747	$2,115,579

The accompanying notes are an integral part of these financial statements.

11

TORTOISE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

	Tortoise AI Infrastructure ETF	Tortoise Electrification Infrastructure ETF	Tortoise Energy ETF	Tortoise Global Water ETF	Tortoise MLP ETF(a)
INVESTMENT INCOME:
Dividend income	$288,772	$962,405	$3,550,247	$762,596	$163,033
Less: dividend withholding taxes	(9,619)	(38,062)	(8,805)	(69,964)	(6,840)
Less: issuance fees	—	—	—	(88)	—
Interest income	—	—	1,270,310	—	286,380
Total investment income	279,153	924,343	4,811,752	692,544	442,573
EXPENSES:
Investment advisory fee	296,303	565,682	2,264,512	110,583	87,101
Total expenses	296,303	565,682	2,264,512	110,583	87,101
Net investment income/(loss)	(17,150)	358,661	2,547,240	581,961	355,472
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(344,992)	4,605,382	66,283,878	(590,877)	18,161,188
Written options expired or closed	—	(19,340)	(1,081,768)	—	—
Foreign currency transactions	508	(337)	(5,288)	(9,156)	—
Net realized gain (loss)	(344,484)	4,585,705	65,196,822	(600,033)	18,161,188
Net change in unrealized appreciation (depreciation) on:
Investments	65,731,655	(1,827,967)	(23,427,526)	(2,175,994)	(12,616,277)
Written options	—	14,021	60,682	—	—
Swap contracts	—	—	—	—	(656,640)
Foreign currency translation	(2,623)	(5)	478	(319)	—
Net change in unrealized appreciation (depreciation)	65,729,032	(1,813,951)	(23,366,366)	(2,176,313)	(13,272,917)
Net realized and unrealized gain (loss)	65,384,548	2,771,754	41,830,456	(2,776,346)	4,888,271
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,367,398	$3,130,415	$44,377,696	$(2,194,385)	$5,243,743

(a)	Inception date of the Fund was December 22, 2025.
The accompanying notes are an integral part of these financial statements.

12

TORTOISE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)(Continued)

	Tortoise North American Pipeline ETF	Tortoise Nuclear Renaissance ETF(a)
INVESTMENT INCOME:
Dividend income	$11,470,498	$6,972
Less: dividend withholding taxes	(719,753)	(604)
Total investment income	10,750,745	6,368
EXPENSES:
Investment advisory fee	1,604,791	5,961
Total expenses	1,604,791	5,961
Net investment income	9,145,954	407
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	38,534,711	13,740
Foreign currency transactions	(2,700)	(291)
Net realized gain (loss)	38,532,011	13,449
Net change in unrealized appreciation (depreciation) on:
Investments	69,658,737	(13,915)
Foreign currency translation	(1)	7
Net change in unrealized appreciation (depreciation)	69,658,736	(13,908)
Net realized and unrealized gain (loss)	108,190,747	(459)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,336,701	$(52)

(a)	Inception date of the Fund was December 17, 2025.
The accompanying notes are an integral part of these financial statements.

13

TORTOISE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Tortoise AI Infrastructure ETF		Tortoise Electrification Infrastructure ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$(17,150)	$20,589	$358,661	$3,046,946
Net realized gain (loss)	(344,484)	(877,058)	4,585,705	94,026,685
Net change in unrealized appreciation (depreciation)	65,729,032	3,795,451	(1,813,951)	(29,454,317)
Net increase (decrease) in net assets from operations	65,367,398	2,938,982	3,130,415	67,619,314
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(26,666)	—	(685,902)	(1,824,763)
From return of capital	—	—	(971,876)	(4,168,315)
Total distributions to shareholders	(26,666)	—	(1,657,778)	(5,993,078)
CAPITAL TRANSACTIONS:
Shares sold	122,480,436	55,171,171	22,429,565	44,087,896
Shares issued from merger/reorganization	—	—	—	110,178,714
Shares redeemed	(1,273,848)	(3,432,417)	(35,657,127)	(200,978,965)
ETF transaction fees	—	—	989	48,891
Net increase (decrease) in net assets from capital transactions	121,206,588	51,738,754	(13,226,573)	(46,663,464)
Net increase (decrease) in net assets	186,547,320	54,677,736	(11,753,936)	14,962,772
NET ASSETS:
Beginning of the period	54,677,736	—	140,351,388	125,388,616
End of the period	$241,225,056	$54,677,736	$128,597,452	$140,351,388
SHARES TRANSACTIONS
Shares sold	2,770,000	1,850,000	1,000,000	2,250,243
Shares issued from merger/reorganization	—	—	—	8,250,579
Shares redeemed	(40,000)	(110,000)	(1,625,000)	(9,850,290)
Total increase (decrease) in shares outstanding	2,730,000	1,740,000	(625,000)	650,532

(a)	Inception date of the Fund was August 4, 2025.
The accompanying notes are an integral part of these financial statements.

14

TORTOISE ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tortoise Energy ETF(a)		Tortoise Global Water ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$2,547,240	$9,112,855	$581,961	$830,081
Net realized gain (loss)	65,196,822	53,839,991	(600,033)	3,909,978
Net change in unrealized appreciation (depreciation)	(23,366,366)	(57,499,593)	(2,176,313)	(1,231,370)
Net increase (decrease) in net assets from operations	44,377,696	5,453,253	(2,194,385)	3,508,689
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF	(2,830,867)	(2,865,662)	(1,338,151)	(796,725)
From return of capital - ETF	(10,000,968)	(3,786,121)	—	—
From earnings - A Class	—	(623,121)	—	—
From return of capital - A Class	—	(823,269)	—	—
From earnings - C Class	—	(165,854)	—	—
From return of capital - C Class	—	(219,128)	—	—
From earnings - Institutional Class	—	(5,905,473)	—	—
From return of capital - Institutional Class	—	(6,823,405)	—	—
Total distributions to shareholders	(12,831,835)	(21,212,033)	(1,338,151)	(796,725)
CAPITAL TRANSACTIONS:
Shares sold - ETF	58,085,775	3,156,056	545,723	30,928,836
Shares issued from reinvestment of distributions - ETF	—	—	—	—
Shares redeemed - ETF	(81,850,368)	(28,103,529)	—	(35,757,737)
ETF transaction fees	16,701	2,971	—	18
Shares sold - A Class	—	3,728,166	—	—
Shares issued from reinvestment of distributions - A Class	—	453,116	—	—
Shares redeemed - A Class	—	(61,352,804)	—	—
Shares sold - C Class	—	384,080	—	—
Shares issued from reinvestment of distributions - C Class	—	162,050	—	—
Shares redeemed - C Class	—	(18,344,707)	—	—
Shares sold - Institutional Class	—	95,060,905	—	—
Shares issued from reinvestment of distributions - Institutional Class	—	7,226,454	—	—
Shares redeemed - Institutional Class	—	(53,509,991)	—	—
Net increase (decrease) in net assets from capital transactions	(23,747,892)	(51,137,233)	545,723	(4,828,883)
Net increase (decrease) in net assets	7,797,969	(66,896,013)	(2,986,813)	(2,116,919)
NET ASSETS:
Beginning of the period	524,177,231	591,073,244	55,842,515	57,959,434
End of the period	$531,975,200	$524,177,231	$52,855,702	$55,842,515

The accompanying notes are an integral part of these financial statements.

15

TORTOISE ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tortoise Energy ETF(a)		Tortoise Global Water ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
SHARES TRANSACTIONS
Shares sold - ETF	5,650,000	350,000	10,000	620,000
Shares issued from reinvestment of distributions - ETF	—	—	—	—
Shares redeemed - ETF	(8,075,000)	(3,100,000)	—	(720,000)
Shares sold - A Class	—	395,122	—	—
Shares issued from reinvestment of distributions - A Class	—	48,432	—	—
Shares redeemed - A Class	—	(6,761,140)	—	—
Shares sold - C Class	—	40,548	—	—
Shares issued from reinvestment of distributions - C Class	—	17,635	—	—
Shares redeemed - C Class	—	(2,047,536)	—	—
Shares sold - Institutional Class	—	10,664,608	—	—
Shares issued from reinvestment of distributions - Institutional Class	—	792,200	—	—
Shares redeemed - Institutional Class	—	(5,889,782)	—	—
Total increase (decrease) in shares outstanding	(2,425,000)	(5,489,913)	10,000	(100,000)

(a)	The Tortoise Energy Infrastructure and Income Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on June 13, 2025.
The accompanying notes are an integral part of these financial statements.

16

TORTOISE ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tortoise MLP ETF	Tortoise North American Pipeline ETF		Tortoise Nuclear Renaissance ETF
	Period Ended May 31, 2026(a) (Unaudited)	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$355,472	$9,145,954	$17,079,045	$407
Net realized gain (loss)	18,161,188	38,532,011	41,510,833	13,449
Net change in unrealized appreciation (depreciation)	(13,272,917)	69,658,736	(41,881,878)	(13,908)
Net increase (decrease) in net assets from operations	5,243,743	117,336,701	16,708,000	(52)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(151,969)	(8,858,441)	(16,938,435)	—
From return of capital	(661,745)	(4,843,607)	(10,733,015)	—
Total distributions to shareholders	(813,714)	(13,702,048)	(27,671,450)	—
CAPITAL TRANSACTIONS:
Shares sold	30,621,278	97,836,321	140,817,385	2,101,840
Shares issued from merger/reorganization	36,425,060	—	—	—
Shares redeemed	(29,877,383)	(79,304,683)	(103,799,243)	—
ETF transaction fees	—	193	198	286
Net increase (decrease) in net assets from capital transactions	37,168,955	18,531,831	37,018,340	2,102,126
Net increase (decrease) in net assets	41,598,984	122,166,484	26,054,890	2,102,074
NET ASSETS:
Beginning of the period	—	716,095,069	690,040,179	—
End of the period	$41,598,984	$838,261,553	$716,095,069	$2,102,074
SHARES TRANSACTIONS
Shares sold	1,070,000	2,330,000	3,990,000	80,000
Shares issued from merger/reorganization	1,457,000	—	—	—
Shares redeemed	(1,060,000)	(1,890,000)	(2,960,000)	—
Total increase (decrease) in shares outstanding	1,467,000	440,000	1,030,000	80,000

(a)	Inception date of the Fund was December 22, 2025.
(b)	Inception date of the Fund was December 17, 2025.
The accompanying notes are an integral part of these financial statements.

17

Tortoise AI Infrastructure ETF
Financial Highlights

	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.42	$25.34
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments(c)	22.58	6.06
Total from investment operations	22.57	6.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—
Total distributions	(0.02)	—
Net asset value, end of period	$53.97	$31.42
TOTAL RETURN(d)	71.82%	24.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$241,225	$54,678
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	(0.04)%	0.23%
Portfolio turnover rate(d)(f)	18%	31%

(a)	Inception date of the Fund was August 4, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Tortoise Electrification Infrastructure ETF
Financial Highlights

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025(g)	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.46	$21.29	$16.25	$15.85	$15.09	$13.01
INVESTMENT OPERATIONS:
Net investment income(a)(h)	0.06	0.39	0.28	0.32	0.24	0.23
Net realized and unrealized gain (loss) on investments(b)	0.49	0.54	6.02	1.34	1.69	2.49
Total from investment operations	0.55	0.93	6.30	1.66	1.93	2.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.22)	(0.34)	(0.62)	(0.29)	(0.28)
Return of capital	(0.16)	(0.55)	(0.92)	(0.64)	(0.88)	(0.36)
Total distributions	(0.27)	(0.77)	(1.26)	(1.26)	(1.17)	(0.64)
ETF transaction fees per share	0.00(c)	0.01	—	—	—	—
Net asset value, end of period	$21.74	$21.46	$21.29	$16.25	$15.85	$15.09
TOTAL RETURN(d)	2.58%	4.65%	65.78%	9.43%	14.87%	35.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$128,597	$140,351	$125,389	$95,724	$98,245	$98,462
Ratio of expenses to average net assets(e)	0.85%	1.12%	3.18%	2.70%	2.59%	2.47%
Ratio of interest expense to average net assets(e)	—%	0.03%	—%	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense(e)	0.85%	1.09%	3.18%	2.70%	2.59%	2.47%
Ratio of net investment income (loss) to average net assets(e)	0.54%	1.88%	1.59%	2.06%	1.53%	1.48%
Portfolio turnover rate(d)(f)	19%	67%	13%	10%	5%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The Tortoise Power and Energy Infrastructure Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 23, 2024. Periods prior to December 23, 2024 reflect the Tortoise Energy Infrastructure and Income Fund.

(h)
The per common share data for the years ended November 30, 2025, 2024, 2023, 2022, and 2021 do not reflect the estimate of investment income and return of capital. See Note 2 in the Notes to Financial Statement for further disclosure.

The accompanying notes are an integral part of these financial statements.

19

Tortoise Energy ETF
Financial Highlights

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025(g)	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.40	$9.63	$7.68	$7.70	$6.45	$5.44
INVESTMENT OPERATIONS:
Net investment income(a)(h)	0.05	0.16	0.16	0.16	0.22	0.10
Net realized and unrealized gain (loss) on investments(b)	0.76	(0.02)	2.27	0.29	1.50	1.38
Total from investment operations	0.81	0.14	2.43	0.45	1.72	1.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.16)	(0.16)	(0.19)	(0.14)	(0.07)
Return of capital	(0.18)	(0.21)	(0.32)	(0.28)	(0.33)	(0.40)
Total distributions	(0.23)	(0.37)	(0.48)	(0.47)	(0.47)	(0.47)
ETF transaction fees per share	0.00(c)	0.00(c)	—	—	—	—
Net asset value, end of period	$9.98	$9.40	$9.63	$7.68	$7.70	$6.45
TOTAL RETURN(d)	8.67%	1.63%	32.73%	6.32%	27.03%	27.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$531,975	$524,177	$509,581	$431,332	$458,578	$353,595
Ratio of expenses to average net assets(e)	0.85%	0.98%	1.12%	1.13%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets(e)	0.95%	1.74%	1.94%	2.17%	1.83%	1.00%
Portfolio turnover rate(d)(f)	28%	29%	18%	6%	10%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The Tortoise Energy Infrastructure and Income Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on June 13, 2025. Periods prior to June 13, 2025 reflect the Tortoise Energy Infrastructure and Income Fund Institutional Class. As of the date of conversion to an ETF, the Fund dropped the Institutional Class designation.

(h)
The per common share data for the years ended November 30, 2025, 2024, 2023, 2022, and 2021 do not reflect the estimate of investment income and return of capital. See Note 2 in the Notes to Financial Statement for further disclosure.

The accompanying notes are an integral part of these financial statements.

20

Tortoise Global Water ETF
Financial Highlights

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$53.18	$50.40	$41.23	$38.15	$47.75	$38.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.55	0.77	0.68	0.68	0.59	0.77
Net realized and unrealized gain (loss) on investments(b)	(2.60)	2.74	9.06	3.14	(9.44)	9.42
Total from investment operations	(2.05)	3.51	9.74	3.82	(8.85)	10.19
LESS DISTRIBUTIONS FROM:
Net investment income	(1.27)	(0.73)	(0.57)	(0.74)	(0.75)	(0.49)
Total distributions	(1.27)	(0.73)	(0.57)	(0.74)	(0.75)	(0.49)
ETF transaction fees per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$49.86	$53.18	$50.40	$41.23	$38.15	$47.75
TOTAL RETURN(d)	−3.90%	7.07%	23.80%	10.13%	−18.73%	26.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,856	$55,843	$57,959	$47,414	$61,037	$64,468
Ratio of expenses to average net assets(e)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets(e)	2.11%	1.52%	1.46%	1.63%	1.52%	2.22%
Portfolio turnover rate(d)(f)	17%	63%	55%	19%	26%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

Tortoise MLP ETF
Financial Highlights

Period Ended May 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain (loss) on investments(c)	3.70
Total from investment operations	3.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)
Return of capital	(0.48)
Total distributions	(0.59)
Net asset value, end of period	$28.36
TOTAL RETURN(d)	15.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,599
Ratio of expenses to average net assets(e)	0.50%
Ratio of net investment income (loss) to average net assets(e)	2.03%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Tortoise North American Pipeline ETF
Financial Highlights

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$36.11	$36.70	$26.18	$26.42	$21.63	$17.50
INVESTMENT OPERATIONS:
Net investment income(a)(g)	0.45	0.86	0.78	0.65	0.62	0.43
Net realized and unrealized gain (loss) on investments(b)	5.47	(0.06)	11.04	0.34	5.28	4.74
Total from investment operations	5.92	0.80	11.82	0.99	5.90	5.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.86)	(0.80)	(0.77)	(0.51)	(0.46)
Net realized gains	—	—	—	(0.06)	—	—
Return of capital	(0.24)	(0.53)	(0.50)	(0.40)	(0.60)	(0.58)
Total distributions	(0.68)	(1.39)	(1.30)	(1.23)	(1.11)	(1.04)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$41.35	$36.11	$36.70	$26.18	$26.42	$21.63
TOTAL RETURN(d)	16.52%	2.30%	46.73%	4.21%	27.89%	30.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$838,262	$716,095	$690,040	$531,507	$560,027	$421,715
Ratio of expenses to average net assets(e)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets(e)	2.28%	2.43%	2.92%	2.84%	2.27%	2.20%
Portfolio turnover rate(d)(f)	4%	6%	9%	19%	12%	17%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The per common share data for the years ended November 30, 2025, 2024, 2023, 2022, and 2021 do not reflect the estimate of investment income and return of capital. See Note 2 in the Notes to Financial Statement for further disclosure.

The accompanying notes are an integral part of these financial statements.

23

Tortoise Nuclear Renaissance ETF
Financial Highlights

Period Ended May 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	2.23
Total from investment operations	2.24
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$26.28
TOTAL RETURN(e)	9.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,102
Ratio of expenses to average net assets(f)(g)	0.75%
Ratio of net investment income (loss) to average net assets(f)(g)	0.05%
Portfolio turnover rate(e)(h)	54%

(a)	Inception date of the Fund was December 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)
1. Organization
Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 13, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise AI Infrastructure ETF (the “AI Infrastructure ETF”), the Tortoise Electrification Infrastructure ETF (the “Electrification Infrastructure ETF” formerly known as Tortoise Essential Energy Fund), the Tortoise Energy ETF (the “Energy ETF,” formerly known as Energy Fund), the Tortoise Global Water ETF (the “Global Water ETF,” formerly known as Global Water Fund), the Tortoise MLP ETF (the “MLP ETF”), the Tortoise North American Pipeline ETF (the “North American Pipeline ETF,” formerly known as North American Pipeline Fund), and the Tortoise Nuclear Renaissance ETF (the “Nuclear Renaissance ETF”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the AI Infrastructure ETF is to seek long-term capital appreciation with a secondary objective of current income. The AI Infrastructure ETF commenced operations on August 4, 2025.
The investment objective of the Electrification Infrastructure ETF seeks to provide a high level of current income to shareholders, with a secondary objective of capital appreciation. The Electrification Infrastructure ETF commenced operations following the merger of three closed end funds into the Electrification Infrastructure ETF on December 24, 2024. Tortoise Power and Energy Infrastructure Fund, Inc. was the accounting survivor of the transactions. The Electrification Infrastructure ETF continued the accounting and performance history of the Tortoise Power and Energy Infrastructure Fund, Inc., which commenced operations on July 29, 2009.
The investment objective of the Energy ETF is primarily to seek current income and secondarily to seek long-term capital appreciation. The Fund commenced operations following the reorganization of all of the assets of Tortoise Energy Infrastructure and Income Fund, a series of Managed Portfolio Series Trust, into the Energy ETF on June 13, 2025. The Energy ETF continued the accounting and performance history of the Tortoise Energy Infrastructure and Income Fund, which commenced operations on December 27, 2010.
The investment objective of the Global Water ETF is to seek investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Global Water Net Total Return IndexSM (the “Water Index”). The Global Water ETF commenced operations following the reorganization of all of the assets of Tortoise Global Water ESG Fund, a series of Managed Portfolio Series Trust, into the Global Water ETF on July 11, 2025. The Global Water ETF continued the accounting and performance history of the Global Water ESG Fund, which commenced operations on February 14, 2017.
The MLP ETF seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise MLP IndexSM (ticker symbol TCMLP) (the “Underlying Index”). The MLP ETF commenced operations on December 23, 2025.
The North American Pipeline ETF seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline IndexSM (the “North American Pipeline Index”). The North American Pipeline ETF commenced operations following the reorganization of Tortoise North American Pipeline Fund, a series of Managed Portfolio Series Trust, into the North American Pipeline ETF on May 9, 2025. The North American Pipeline ETF continued the accounting and performance history of the North American Pipeline Fund, which commenced operations on June 29, 2015.
The investment objective of the Nuclear Renaissance ETF is to seek total return. The Nuclear Renaissance ETF commenced operations on December 18, 2025.
Shares of each Fund except for the MLP ETF and the Nuclear Renaissance ETF are listed and traded on the New York Stock Exchange (the “NYSE”). Shares of the MLP ETF and the Nuclear Renaissance ETF are traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The AI Infrastructure ETF issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, the Electrification Infrastructure ETF only in blocks of 10,000 shares, the Energy ETF only in blocks of 25,000 shares, the Global Water

25

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
ETF only in blocks of 10,000 shares, the MLP ETF only in blocks of 10,000 shares, the North American Pipeline ETF only in blocks of 10,000 shares, and the Nuclear Renaissance ETF only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the AI Infrastructure ETF is $300, the Electrification Infrastructure ETF is $500, the Energy ETF is $500, the Global Water ETF is $300, the MLP ETF is $300, the North American Pipeline ETF is $300, and the Nuclear Renaissance ETF is $300 which is payable by the Adviser. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of a Fund have equal rights and privileges.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of May 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the Funds did not incur any interest or penalties. The Energy ETF, Electrification Infrastructure ETF, Global Water ETF and North American Pipeline ETF are subject to examination by

26

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
U.S. taxing authorities for the tax years ended November 30, 2022 through 2025. The AI Infrastructure ETF, MLP ETF, and Nuclear Renaissance ETF are subject to examination by tax authorities for the tax period since the commencement of operations.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Funds.
During the period ended May 31, 2026, the Electrification Infrastructure ETF reallocated the amount of return of capital recognized based on the 2025 tax reporting information received. The impact of this adjustment is an increase to return of capital on distributions of approximately $477,080.
During the period ended May 31, 2026, the Energy ETF reallocated the amount of return of capital recognized based on the 2025 tax reporting information received. The impact of this adjustment is an increase to return of capital on distributions of approximately $362,572.
During the period ended May 31, 2026, the North American Pipeline ETF reallocated the amount of return of capital recognized based on the 2025 tax reporting information received. The impact of this adjustment is an increase to return of capital on distributions of approximately $126,461.
The AI Infrastructure ETF, Global Water ETF, and Nuclear Renaissance ETF will make distributions of net investment income, if any, semiannually. The Electrification Infrastructure ETF, Energy ETF, MLP ETF and North American Pipeline ETF will make distributions of net investment income, if any, quarterly. The Funds will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. These differences are primarily due to redemptions in kind, return of capital distributions and book/tax differences from underlying investments.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares are not priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ net asset value per share.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure

27

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less, including money market fund accounts.
Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value. The Funds will not hold more than 15% of the value of their net assets in illiquid securities. At May 31, 2026, the Global Water ETF had investments in illiquid securities with a total value of $0 or 0.0% of total net assets.

Security	Shares	Date Acquired	Cost Basis
CT Environmental Group Limited	118,443	6/2018	$15,150

Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Income Tax Disclosures – Management has evaluated the impact of adopting ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on the Funds’ financial statements and disclosures and determined there is no material impact for the Funds.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than Level 1 quoted prices. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for an asset or liability, representing the Funds’ view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded as of the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities are valued in the same manner as domestic securities using the last sale price on the principal exchange or market on which they are primarily traded on the day of valuation or, if there has been no sale on such day,

28

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
at the mean between the bid and ask prices. Foreign securities are priced in their local currencies and translated into U.S. dollars using exchange rates provided by an independent pricing service. In limited circumstances, including when market quotations are not readily available or reliable, or when significant events occur after the close of the applicable foreign market but before the Fund’s NAV is calculated, foreign securities may be valued at fair value in accordance with the Fund’s valuation procedures. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Corporate and Municipal Bonds – Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilized both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
U.S Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. All other non-listed derivatives are valued at their current unrealized appreciation (depreciation) and are categorized in Level 2 of the fair hierarchy.
Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee has adopted, and the board has approved a pricing and valuation policy. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of May 31, 2026:
AI Infrastructure ETF

	Level 1	Level 2	Level 3	Total
Common stock	$238,588,845	$—	$ —	$238,588,845
Master limited partnerships	1,594,561	—	—	1,594,561
Money Market Funds	863,124	—	—	863,124
Total investments	$241,046,530	$—	$—	$241,046,530

29

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
Electrification Infrastructure ETF

	Level 1	Level 2	Level 3	Total
Common stock	$105,785,069	$—	$ —	$105,785,069
Master limited partnerships	20,902,386	—	—	20,902,386
Money Market Funds	1,844,634	—	—	1,844,634
Total investments	$128,532,089	$—	$—	$128,532,089

Energy ETF

	Level 1	Level 2	Level 3	Total
Common stock	$459,611,587	$—	$ —	$459,611,587
Master limited partnerships	68,159,497	—	—	68,159,497
Money Market Funds	3,698,711	—	—	3,698,711
Total investments	$531,469,795	$—	$—	$531,469,795

Global Water ETF

	Level 1	Level 2	Level 3	Total
Common stock	$52,101,838	$—	$0	$52,101,838
Money Market Funds	422,195	—	—	422,195
Total investments	$52,524,033	$—	$0	$52,524,033

MLP ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stock	$2,308,387	$—	$ —	$2,308,387
U.S. Treasury Bills	—	39,329,466	—	39,329,466
Total investments	$2,308,387	$39,329,466	$—	$41,637,853

Liabilities:
Investments:
Swap Contracts *	$—	$(656,640)	$ —	$(656,640)
Total investments	$—	$(656,640)	$—	$(656,640)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of May 31, 2026.
North American Pipeline ETF

	Level 1	Level 2	Level 3	Total
Common stock	$706,037,598	$—	$ —	$706,037,598
Master limited partnerships	124,777,640	—	—	124,777,640
Money Market Funds	6,653,875	—	—	6,653,875
Total investments	$837,469,113	$—	$—	$837,469,113

30

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
Nuclear Renaissance ETF

	Level 1	Level 2	Level 3	Total
Common Stock	$1,995,599	$—	$ —	$1,995,599
Exchange Traded Funds	95,506	—	—	95,506
Money Market Funds	10,559	—	—	10,559
Total investments	$2,101,664	$—	$—	$2,101,664

Refer to each Fund’s Schedule of Investments for additional industry information.
The following is a reconciliation of Level 3 assets for Global Water ETF for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 11/30/2025	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 5/31/26	$0
Net change unrealized depreciation of Level 3 Securities held as of May 31, 2026	$—

4. Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivative instruments that the Funds may use include options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leverage risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the period ended May 31, 2026, the Funds’ average quarterly notional values are as follows:

Fund	Written Option Contracts	Long Total Return Swap Contracts
Electrification Infrastructure ETF	$(7,527,630)	$—
Energy ETF	(22,846,203)	—
MLP ETF	—	$(12,892,047)

31

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of May 31, 2026. On the Statements of Assets and Liabilities:
MLP ETF

Derivatives not accounted for as hedging instruments under ASC 815	Assets		Liabilities
	Location	Fair Value	Location	Fair Value
Total Return Swaps	Net Assets – unrealized appreciation on swap contracts**	$ —	Net Assets – unrealized depreciation on swap contracts **	$(656,640)
Total		$—		$(656,640)

**	Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Total Return Swap Contracts.
The effect of Derivative Instruments on the Statements of Operations for the period ended May 31, 2026:
Amount of Realized Gain (Loss) on Derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Electrification Infrastructure ETF	Energy ETF	MLP ETF
	Written Options	Written Options	Total Return Swaps
Equity Contracts	$(19,340)	$(1,081,768)	$ —
Total	$ (19,340)	$(1,081,768)	$—

Change in Unrealized Appreciation or (Depreciation) on Derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Electrification Infrastructure ETF	Energy ETF	MLP ETF
	Written Options	Written Options	Total Return Swaps
Equity Contracts	$ 14,021	$60,682	$(656,640)
Total	$14,021	$60,682	$(656,640)

Balance Sheet Offsetting Information
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of May 31, 2026.
MLP ETF

	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Liabilities:
Total Return Swap Contracts	$656,640	$ —	$656,640	$656,640	$ —	$ —
	$656,640	$—	$656,640	$656,640	$—	$—

32

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, each fund manages its cash collateral and securities collateral on a counterparty basis.  As of May 31, 2026, the Funds did not enter into any netting agreements that would require any portfolio securities to be netted.
5. Concentration Risk and General Risk
The AI Infrastructure ETF’s assets are concentrated in the energy infrastructure, industrials and information technology industries, the Energy ETF’s, Electrification Infrastructure ETF’s, MLP ETF’s and North American Pipeline ETF’s assets are concentrated in the energy industry, the Global Water ETF’s assets are concentrated in the water industry, and the Nuclear Renaissance ETF’s assets are concentrated in the nuclear industry, each Fund is subject to adverse consequences in the industry or industries in which it concentrates. Funds that primarily invest in a particular industry may experience greater volatility than funds investing in a broad range of industries.
6. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.65% of the AI Infrastructure ETF’s, 0.85% of the Energy ETF’s, 0.85% of the Electrification Infrastructure ETF’s, 0.40% of the Global Water ETF’s, 0.50% of the MLP ETF’s, 0.40% of the North American Pipeline ETF’s, and 0.75% of the Nuclear Renaissance ETF’s average daily net assets, respectively. Under this unitary fee structure, the Adviser is responsible for paying most ordinary operating expenses of the Funds.
The Adviser has engaged Exchange Traded Concepts, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Global Water ETF, MLP ETF, and North American Pipeline ETF. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Global Water ETF’s and North American Pipeline ETF’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees and monitors the activities of the Funds’ custodian, transfer agent and accountants. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.035% of the first $1 billion of the average daily net assets of the Trust, and 0.020% of the daily average net assets in excess of $1 billion, subject to an annual minimum of $65,000.
Pursuant to a services agreement, the Trust pays PINE Advisors LLC to perform certain services including making employees available to serve as the Funds’ Chief Compliance Officer and the Funds’ Principal Financial Officer.
7. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by each Fund for the period ended May 31, 2026, were as follows:

	Purchases	Sales
AI Infrastructure ETF	$19,024,906	$18,189,201
Electrification Infrastructure ETF	27,906,245	25,804,637
Energy ETF	159,561,717	150,547,072
Global Water ETF	9,177,918	10,388,185
MLP ETF	32,049	—
North American Pipeline ETF	34,992,043	34,630,331
Nuclear Renaissance ETF	892,469	822,245

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Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
During the period ended May 31, 2026, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
AI Infrastructure ETF	$120,950,763	$1,252,901
Electrification Infrastructure ETF	18,578,567	34,226,168
Energy ETF	48,548,896	79,603,826
Global Water ETF	515,347	—
MLP ETF	—	32,990,363
North American Pipeline ETF	96,651,793	78,771,171
Nuclear Renaissance ETF	2,021,055	—

During the period ended May 31, 2026, net capital gains resulting from in-kind redemptions were as follows:

AI Infrastructure ETF	$272,812
Electrification Infrastructure ETF	5,421,795
Energy ETF	50,511,284
Global Water ETF	—
MLP ETF	18,159,507
North American Pipeline ETF	39,204,923
Nuclear Renaissance ETF	—

8. Federal Tax Information
As of November 30, 2025, the Funds’ most recently completed fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	AI Infrastructure ETF	Electrification Infrastructure ETF	Energy ETF	Global Water ETF	North American Pipeline ETF
Cost of investments	$50,637,373	$112,231,288	$273,410,498	$52,685,519	$545,986,564
Gross unrealized appreciation	5,340,931	30,167,722	258,133,374	6,641,135	191,521,794
Gross unrealized depreciation	(1,622,688)	(25,575,259)	(55,746,156)	(3,692,996)	(36,900,911)
Net unrealized appreciation (depreciation)	3,718,243	4,592,463	202,387,218	2,948,139	154,620,883
Undistributed ordinary income	19,841	—	—	1,276,281	—
Undistributed long-term capital gain	—	—	—	—	—
Total distributable earnings	19,841	—	—	1,276,281	—
Other accumulated losses	(968,416)	(247,419,542)	(375,141,543)	(5,500,684)	—
Total accumulated gain	$2,769,668	$(242,827,079)	$(172,754,325)	$(1,276,264)	$154,620,883

The difference between book and tax-basis cost is attributable primarily to wash sales, foreign currency realized gain loss, and master limited partnership (“MLP”) adjustments.
As of November 30, 2025, the AI Infrastructure ETF, the Energy ETF, the Electrification Infrastructure ETF, and the Global Water ETF had a short-term capital loss carryforward of $968,416, $155,477,661, $89,581,876, and $2,579,796, respectively, and a long-term capital loss carryforward of $0, $92,670,135, $157,837,666, and $2,920,888, respectively, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. In addition to the total capital loss carryforward, the Energy ETF has a short-term carryforward of $60,155,000 and a long-term carryforward of $66,838,747 that it inherited as the result of the merger with Tortoise MLP & Energy Infrastructure Fund. These capital loss carryforwards are further subject to an annual

34

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
limitation of $322,739 pursuant to IRC. Sec. 382 and 383. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. The capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2025 tax reporting information from the individual MLPs. As of November 30, 2025, the Energy ETF, the Electrification ETF, and the Global Water ETF utilized $29,746,963, $7,241,372, and $1,969,601 of capital loss carryforwards in the current year, respectively.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into its next fiscal year qualified late year ordinary losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, November 30, 2025. The Funds did not defer any late year ordinary losses for the taxable year ended November 30, 2025.
During the period ended May 31, 2026, the Funds paid the following distributions to shareholders:

	AI Infrastructure ETF	Electrification Infrastructure ETF	Energy ETF	Global Water ETF	MLP ETF	North American Pipeline ETF
Ordinary income*	$26,666	$685,902	$2,830,867	$1,338,151	$151,969	$8,858,441
Long-term capital gains**	—	—	—	—	—	—
Return of capital	—	971,876	10,000,968	—	661,745	4,843,607
Total distributions	$26,666	$1,657,778	$12,831,835	$1,338,151	$813,714	$13,702,048

During the year ended November 30, 2025, the Funds paid the following distributions to shareholders:

	Electrification Infrastructure ETF	Energy ETF	Global Water ETF	North American Pipeline ETF
Ordinary income*	$1,824,763	$9,560,110	$796,725	$16,938,435
Long-term capital gains**	—	—	—	—
Return of capital	4,168,315	11,651,923	—	10,733,015
Total distributions	$5,993,078	$21,212,033	$796,725	$27,671,450

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
9. 351 EXCHANGE — TORTOISE MLP ETF
In connection with the commencement of operations, on December 23, 2025, the Tortoise MLP ETF received securities (the “Contributed Assets”) from investors in a private fund (the “Predecessor Accounts”) managed by the Adviser in exchange for shares of the Fund. These transactions were structured to qualify as tax-deferred contributions under Section 351 of the Internal Revenue Code. The Contributed Assets were recorded by the Fund at their fair value as of the date of contribution. For federal income tax and financial reporting purposes, the Fund assumed the cost basis and holding periods of the contributed securities. The contributions did not result in the recognition of gain or loss by the Fund.

35

Tortoise ETFs
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
The following table summarizes the contribution of assets from the Predecessor Accounts into the Tortoise MLP ETF at inception:

Funds	Shares Issued to Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts
Tortoise MLP ETF	1,457,000	$23,381,057	$36,425,060	$13,044,003

10. Subsequent Events
On June 25, 2026, the Electrification Infrastructure ETF paid an income distribution to shareholders in the amount of $1,183,495, or $0.2035 per share.
On June 25, 2026, the Energy ETF paid an income distribution to shareholders in the amount of $6,215,212, or $0.1172 per share.
On June 25, 2026, the Global Water ETF paid an income distribution to shareholders in the amount of $534,876, or $0.5046 per share.
On June 25, 2026, the MLP ETF paid an income distribution to shareholders in the amount of $741,015, or $0.4950 per share.
On June 25, 2026, the North American Pipeline ETF paid an income distribution to shareholders in the amount of $7,129,500, or $0.3500 per share.
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

36

Tortoise ETFs
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-844-TR-INDEX or 1-844-874-6339.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339, or (2) on the SEC’s website at www.sec.gov.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
The Independent Trustees of the Tortoise Capital Series Trust (“TCST”) each receive an annual retainer of $75,000. In addition, Independent Trustees will receive $5,000 for each in-person Board of Trustees meeting attended and $2,500 for each meeting attended virtually.
The Lead Independent Trustee and the Chairman of the Audit Committee will also receive supplemental annual retainers of $10,000 and $7,500, respectively.
Trustee compensation is established at the Trust level and relates to the oversight of all series of the Trust. Pursuant to the unitary fee arrangement applicable to the ETFs, Trustee compensation attributable to the ETFs is paid by the Investment Adviser under the applicable Investment Advisory Agreements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for
Tortoise MLP ETF
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on April 16, 2025 and virtually on July 16, 2025 (the “Meetings”) to consider the approval of the Investment Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”) and the Trust, on behalf of Tortoise MLP ETF (the “Fund”), a newly formed series of the Trust. In addition, on April 16, 2025 and virtually July 15, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their independent legal counsel without representatives of the Adviser or the Trust present to consider the information provided with respect to the approval of the Investment Advisory Agreement. In advance of the Meetings, the Independent Trustees received a memorandum from counsel to the Independent Trustees outlining their fiduciary duties and relevant legal standards in reviewing the Investment Advisory Agreement.
In connection with its consideration of the approval of the Investment Advisory Agreement, the Board, through counsel to the Independent Trustees, requested and received detailed information covering a wide range of matters including, but not limited to, a description of the nature, extent and quality of services to be provided to the Fund by the Adviser; strategic initiatives with respect to the Adviser and the Tortoise fund family, including product initiatives expected in 2025; a review of the background, experience and tenure of key members of the investment team and senior management team of the Adviser; select financial information of the Adviser; information regarding the expected expenses of the Fund; information requiring management fees and expense ratios (including comparative fee and expense information measured against peer funds); and other pertinent information.  Based on its evaluation of this information and discussions held at the Meetings and at the prior executive sessions of the Independent Trustees, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  In deciding to approve the Investment

37

Tortoise ETFs
Additional Information (Unaudited)(Continued)
Advisory Agreement for the Trust on behalf of the Fund, the Board did not identify any single factor as determinative but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Investment Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser, noting that the Fund will be a passively managed ETF. The Board considered that, consistent with other passively managed series of the Trust, the Adviser would engage a sub-adviser experienced in managing passive index funds.
The Board discussed the experience and resources of the Adviser, including with respect to the types of derivatives proposed to be used by the Fund, as well as the depth of experience and other qualifications of the investment personnel and management personnel of the Adviser, including the Fund’s portfolio managers. The Board considered the experience of the Adviser’s personnel with respect to oversight of a sub-adviser. The Board considered recent changes to the Adviser’s organization, including the sale of certain non-strategic businesses, as well as proposed and future product initiatives with respect to the Trust. The Board noted that these changes were intended to help the Adviser focus on its historical strengths. The Board considered investment-related services to be provided by the Adviser including evaluating and recommending changes to investment strategies and benchmarks for certain series of the Trust, performance monitoring and reporting, oversight of investment risk, monitoring of best execution and, with respect to the Fund, sub-adviser oversight. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people, and capital with respect to the services to be provided to the Fund as well as future product initiatives that may benefit the Fund and the Trust.
The Board also considered that the Adviser will provide the Fund with non-advisory services such as those related to regulatory, compliance and administrative functions; board support and reporting; establishing and monitoring relationships with other service providers (including the transfer agent, custodian, and distributor); and overseeing various operations, including without limitation, fund distributions, valuation matters, tax matters, securities lending and borrowing (if any). The Board considered the significant risks borne by the Adviser in connection with its services, including the entrepreneurial risks of sponsoring and supporting new funds (including those, like the Fund, that provide investors with unique access to certain types of investments) and ongoing risks related to managing such funds including investment, operational, reputational, compliance (including tax compliance) and litigation risks.
The Board concluded, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent, and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement.
Investment Performance
The Board noted that the Fund had not yet commenced operations. The Board considered the Adviser’s experience and track record with respect to other exchange-traded funds managed by the Adviser. The Board also considered that the Adviser managed both active and passive ETFs, and that the Fund will be passively managed.
Fee Information, Cost of Services Provided and Profitability
The Board examined the unitary fee structure proposed for the Fund, including a comparison of the Fund’s proposed fee and expense information to that of a peer group of comparable funds compiled by the Adviser with input from a third-party service provider. The Board considered information discussed at the Meetings regarding the limited availability of peer group data for the Fund and the methodology used by the Adviser to compile the comparative peer group information. The Board considered information about the financial condition of the Adviser including audited financial statements and determined that the Adviser’s financial condition was sound, and that the Adviser has maintained adequate profit levels to support its proposed services to the Fund from the revenue of its overall investment advisory business. With respect to the Fund, the Board considered that under the unitary fee arrangement, the Adviser will be responsible for the ordinary operating expenses incurred by the Fund, including those of the Fund’s principal service providers. The Board also considered information regarding projected annual operating expenses of the Fund that would be borne by the Adviser and paid from the unitary fee, and projected break-even levels.

38

Tortoise ETFs
Additional Information (Unaudited)(Continued)
In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee of the Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered that the Fund will be managed pursuant to a unitary fee advisory arrangement, pursuant to which the Adviser will bear all of the Fund’s ordinary operating expenses until it gathers sufficient assets to, in effect, pay its own costs. The Board also considered that the Adviser reinvests a portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale will be shared with the Fund in this manner. Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the approval of the Investment Advisory Agreement.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee).  The Board noted that the Adviser has no arrangements or understandings with broker-dealers to receive research in return for commissions, but that, among other things, the Adviser may be able to obtain additional separate account or other business because of its publicly disclosed advisory relationship with the Fund.  The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Fund were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Investment Advisory Agreement was in the best interests of the Fund.
Disclosure Regarding the Board of Trustees’ Approval of the Sub-Advisory Agreement for Tortoise MLP ETF
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on April 16, 2025 and virtually on July 16, 2025 (the “Meetings”) to consider the approval of the Investment Sub-Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”), the Trust and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to Tortoise MLP ETF (the “Fund”), a series of the Trust. In addition, on April 16, 2025 and virtually on July 15, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their independent legal counsel without representatives of the Adviser, the Sub-Adviser or the Trust present to consider the information provided with respect to the approval of the Investment Sub-Advisory Agreement. In advance of the Meetings, the Independent Trustees received a memorandum from counsel to the Independent Trustees outlining their fiduciary duties and relevant legal standards in reviewing the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”).
In connection with its consideration of the approval of the Sub-Advisory Agreement, the Board, through counsel to the Independent Trustees, requested and received detailed information covering a wide range of matters including, but not limited to, a description of the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser; a review of the background, experience and tenure of key members of the investment team and management teams of the Sub-Adviser; a statement of financial condition of the Sub-Adviser and information regarding legal, compliance and operational resources and infrastructure of the Sub-Adviser. Based on its evaluation of this information and discussions held at the Meetings and at the prior executive sessions of the Independent Trustees, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement for the Fund.
In considering the Sub-Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  In deciding to approve the Sub-Advisory Agreement with respect to the Fund, the Board did not identify any single factor as determinative but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different

39

Tortoise ETFs
Additional Information (Unaudited)(Continued)
emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Sub-Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided by the SubAdviser to the Fund, noting that the Fund had not yet commenced operations. The Board discussed the experience and resources of the Sub-Adviser with respect to the management of passive index products, noting its exclusive focus on such products. The Board also considered the Sub-Adviser’s experience with derivative transactions. The Board also considered the depth and qualifications of the investment professionals responsible for providing services to the Fund, as well as senior management personnel of the Sub-Adviser. The Board considered the Sub-Adviser’s capabilities with respect to trade execution and selection of brokers including in connection with the index rebalancing or reconstitution processes, as well as the Sub-Adviser’s capabilities with respect to the basket construction process including custom baskets. The Board also considered the Sub-Adviser’s role with respect to compliance oversight and monitoring with respect to portfolio compliance. The Board concluded that the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund were appropriate and that the Fund was likely to benefit from services provided under the Sub-Advisory Agreement.
Expense Information, Costs of Services Provided and Profitability
The Board examined the proposed total fee and expense information at the Fund level as described with respect to the consideration of the Fund’s Investment Advisory Agreement and the proposed fee schedule for the Sub-Adviser. The Board considered the proposed sub-advisory fee schedule included breakpoint fees, but that such fee was paid by the Adviser and did not effect the fee paid by the Fund. The Board considered information regarding the number of other registered investment companies managed by the Sub-Adviser.
The Board considered information about the financial condition of the Sub-Adviser and determined that the Sub-Adviser’s financial condition was sound.
In light of all of the information that it received and considered, the Board concluded that the proposed sub-advisory fee for the Fund was reasonable.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Sub-Adviser from serving as sub-adviser to the Fund (in addition to the sub-advisory fee).  The Board noted that the Sub-Adviser’s or its affiliates may experience indirect benefits from the Sub-Adviser’s association with the Fund.  The Board concluded that other benefits that may be realized by the Sub-Adviser from its relationship with the Fund were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Sub-Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Sub-Advisory Agreement for the Fund was in the best interests of the Fund.
Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for Tortoise
Nuclear Renaissance ETF
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on October 21, 2025 (the “Meeting”) to consider the approval of the Investment Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”) and the Trust, on behalf of Tortoise Nuclear Renaissance ETF (the “Fund”), a newly formed series of the Trust. In addition, on October 21, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their independent legal counsel without representatives of the Adviser or the Trust present to consider the information provided with respect to the approval of the Investment Advisory Agreement. In advance of the Meeting, the Independent Trustees received a memorandum from counsel to the Independent Trustees outlining their fiduciary duties and relevant legal standards in reviewing the Investment Advisory Agreement.

40

Tortoise ETFs
Additional Information (Unaudited)(Continued)
In connection with its consideration of the approval of the Investment Advisory Agreement, the Board, through counsel to the Independent Trustees, requested and received detailed information covering a wide range of matters including but not limited to a description of the nature, extent and quality of services to be provided to the Fund by the Adviser; a review of the background, experience and tenure of key members of the investment team and senior management team of the Adviser; select financial information of the Adviser; information regarding the expected expenses of the Fund; information regarding management fees and expense ratios (including comparative fee and expense information measured against peer funds); and other pertinent information. Based on its evaluation of this information and discussions held at the Meeting and at the prior executive session of the Independent Trustees, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  In deciding to approve the Investment Advisory Agreement for the Trust on behalf of the Fund, the Board did not identify any single factor as determinative but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Investment Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser, noting that the Fund would be an actively managed ETF.
The Board discussed the experience and resources of the Adviser, as well as the depth of experience and other qualifications of the investment personnel and management personnel of the Adviser, including the Fund’s portfolio managers. The Board considered recent changes to the Adviser’s organization, including the sale of certain non-strategic businesses, as well as proposed and future product initiatives with respect to the Trust. The Board noted that these changes were intended to help the Adviser focus on its historical strengths. The Board considered investment related services to be provided by the Adviser, including evaluating and recommending changes to investment strategies and benchmarks, performance monitoring and reporting, oversight of investment risk, and monitoring of best execution. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people, and capital with respect to the services to be provided to the Fund as well as future product initiatives that may benefit the Fund and the Trust.
The Board also considered that the Adviser will provide the Fund with non-advisory services including those related to regulatory, compliance and administrative functions; board support and reporting; establishing and monitoring relationships with other service providers (including the transfer agent, custodian, and distributor); and overseeing various operations, including without limitation, fund distributions, valuation matters, tax matters, securities lending and borrowing. The Board considered that the Adviser bears entrepreneurial risks in sponsoring and supporting new funds, as well as investment, operational, reputational, compliance and litigation risks related to managing such funds..
The Board concluded, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent, and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement.
Investment Performance
The Board noted that the Fund had not yet commenced operations. The Board considered the Adviser’s experience and track record with respect to other exchange-traded funds managed by the Adviser. The Board also considered that the Adviser managed both active and passive ETFs, and that the Fund was actively managed.
Fee Information, Cost of Services Provided and Profitability
The Board considered the unitary fee structure proposed for the Fund, including a comparison of the proposed fee and expense information of the Fund to a peer group of comparable funds compiled by the Adviser with input from a third-party service provider.  The Board considered information discussed at the Meeting and the methodology used by the Adviser to compile the comparative peer group information. The Board considered information about the financial condition of the Adviser including audited financial statements and determined that the Adviser’s financial condition

41

Tortoise ETFs
Additional Information (Unaudited)(Continued)
was sound, and that the Adviser has maintained adequate profit levels to support its proposed services to the Fund from the revenue of its overall investment advisory business.  With respect to the Fund, the Board considered that under the unitary fee arrangement, the Adviser will be responsible for the ordinary operating expenses incurred by the Fund, including those of the Fund’s principal service providers. The Board also considered information regarding projected annual operating expenses of the Fund that would be borne by the Adviser and paid from the unitary fee, and projected break-even levels.
In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee of the Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered that the Fund will be managed pursuant to a unitary fee advisory arrangement, pursuant to which the Adviser bears all of the Fund’s ordinary operating expenses until it gathers sufficient assets under management to, in effect, pay its own costs. The Board also considered that the Adviser reinvests a portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale will be shared with the Fund in this manner. Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the approval of the Investment Advisory Agreement.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee).  The Board noted that the Adviser has no arrangements or understandings with broker-dealers to receive research in return for commissions, but that, among other things, the Adviser may be able to obtain additional separate account or other business because of its publicly disclosed advisory relationship with the Fund.  The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Fund were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Investment Advisory Agreement was in the best interests of the Fund.

42

Contacts
Board of Trustees
Carrie Ramirez Schoffman
Keith A. Fletcher
Andrew J. Iseman
John C. Maxwell
Tom Florence
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Investment Sub-Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400,
Oklahoma City, Oklahoma 73120
Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place 50 S. 16th St.
Philadelphia, PA 19102
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601
844-TR-INDEX
(844-874-6339)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-844-TR-INDEX or 1-844-874-6339.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Additional Information included within the financial statements filed under Item 7 (a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Capital Series Trust

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/10/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/10/2026

By (Signature and Title)*	/s/ John-Paul Nigro
John-Paul Nigro, Treasurer

Date	8/10/2026

* Print the name and title of each signing officer under his or her signature